united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 5/31/17

Item 1. Reports to Stockholders.

Measured Risk Strategy Fund
Class A Shares (MRPAX)
Class I Shares (MRPIX)

Semi-Annual Report
May 31, 2017

1-855-907-3407
www.mrp.fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Measured Risk Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

MEASURED RISK STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmark:

Since Inception **
Measured Risk Strategy Fund- Class A	23.70%
Measured Risk Strategy Fund- Class A with Load	17.81%
Measured Risk Strategy Fund- Class I	23.80%
S&P 500 Total Return Index ***	8.14%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 9, 2016 is 2.25% and 2.00% for Class A and Class I shares. For performance information current to the most recent month-end, please call 1-855-907-3407.

**	Inception date is December 28, 2016.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type	% of Net Assets
U.S. Government Obligations	69.4%
Short-Term Investment	15.0%
Purchased Call Options	5.5%
Purchased Put Options	0.4%
Other Assets Less Liabilities	9.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

MEASURED RISK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Contracts ^		Value
	PURCHASED OPTIONS - 5.9%
	PURCHASED CALL OPTIONS - 5.5%
220	ProShares Short VIX Short-Term Futures, Expiration June 2017, Exercise Price $147.00	$170,500
230	ProShares Short VIX Short-Term Futures, Expiration June 2017, Exercise Price $135.00	473,800
900	ProShares Short VIX Short-Term Futures, Expiration June 2017, Exercise Price $200.00	9,000
503	ProShares Short VIX Short-Term Futures, Expiration July 2017, Exercise Price $180.00	145,870
	TOTAL CALL OPTIONS PURCHASED (Cost - $806,320)	799,170

	PURCHASED PUT OPTIONS - 0.4%
237	ProShares Short VIX Short-Term Futures, Expiration June 2017, Exercise Price $40.00	711
1,010	ProShares Short VIX Short-Term Futures, Expiration September 2017, Exercise Price $50.00	45,450
67	ProShares Short VIX Short-Term Futures, Expiration December 2017, Exercise Price $50.00	8,174
	TOTAL PUT OPTIONS PURCHASED (Cost - $84,783)	54,335

	TOTAL PURCHASED OPTIONS (Cost - $891,103)	853,505

Principal
	U.S. GOVERNMENT OBLIGATIONS - 69.4%
$500,000	Federal Home Loan Bank Discount Notes, 0.965% due 8/18/2017 *	499,385
500,000	Federal National Mortgage Association, 0.875% due 12/20/2017	499,248
1,500,000	United States Treasury Bill, 0.9175% due 8/17/2017 #	1,498,296
3,500,000	United States Treasury Bill, 0.9575% due 8/31/2017 #	3,494,435
4,000,000	United States Treasury Bill, 1.0075% due 12/07/2017 #	3,980,908
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $9,973,314)	9,972,272

Shares
	SHORT-TERM INVESTMENT - 15.0%
2,150,796	Federated Treasury Obligations Fund - Service Shares, 0.41% + **	2,150,796
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,150,796)

	TOTAL INVESTMENTS - 90.3% (Cost - $13,015,213) (a)	$12,976,573
	OPTIONS WRITTEN - (0.0)% (Proceeds - $7,896)	(7,500)
	OTHER ASSETS LESS LIABILITIES - 9.7%	1,401,688
	NET ASSETS - 100.0%	$14,370,761

Contracts ^
	OPTIONS WRITTEN - (0.0)%
	CALL OPTIONS WRITTEN - (0.0)%
50	ProShares Short VIX Short-Term Futures, Expiration June 2017, Exercise Price $156.00	$7,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $7,896)

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

*	Inerest rate shown represents the effective yield as of May 31, 2017.

#	Discount rate at the time of purchase.

+	All or a portion of this security is held as collateral for written options.

**	Money market fund; interest rate reflects seven-day effective yield on May 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written is $13,007,317 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$49,428
Unrealized depreciation:	(87,672)
Net unrealized depreciation:	$(38,244)

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENT OF ASSETS & LIABILITIES (Unaudited)
May 31, 2017

ASSETS
Investment securities:
At cost	$13,015,213
At value	$12,976,573
Cash	1,382,813
Receivable for fund shares sold	53,614
Dividends and interest receivable	2,622
Prepaid expenses and other assets	35,710
TOTAL ASSETS	14,451,332

LIABILITIES
Options Written (Proceeds $7,896)	7,500
Distribution (12b-1) fees payable	1,398
Payable for securities purchased	55,927
Investment advisory fees payable	6,107
Payable to related parties	3,263
Other accrued expenses and other liabilities	6,376
TOTAL LIABILITIES	80,571
NET ASSETS	$14,370,761

NET ASSETS CONSIST OF:
Paid in capital	$12,182,095
Accumulated net investment loss	(85,525)
Accumulated net realized gain from security transactions	2,312,435
Net unrealized depreciation of investments and options written	(38,244)
NET ASSETS	$14,370,761

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$6,992,117
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	565,169
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.37
Maximum offering price per share (maximum sales charge of 4.75%) (a)	$12.99

Class I Shares:
Net Assets	$7,378,644
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	595,988
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.38

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2017 (a)

INVESTMENT INCOME
Dividends	$13,220
Interest	3,758
TOTAL INVESTMENT INCOME	16,978

EXPENSES
Investment advisory fees	57,391
Distribution (12b-1) fees	6,434
Administrative services fees	16,219
Legal fees	10,137
Accounting services fees	9,731
Transfer agent fees	8,109
Trustees fees and expenses	8,109
Audit fees	6,725
Compliance fees	5,475
Printing and postage expenses	4,055
Interest Expense	3,900
Custodian fees	3,041
Insurance expense	1,589
Registration fees	1,208
Non 12b-1 shareholder servicing fees	1,071
Other expenses	1,014
TOTAL EXPENSES	144,208

Less: Fees waived by the Advisor	(41,705)

NET EXPENSES	102,503

NET INVESTMENT LOSS	(85,525)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	147,295
Foreign currency translations	(8)
Options purchased	2,058,649
Options written	106,499
2,312,435
Net change in unrealized appreciation (depreciation) on:
Investments	(1,042)
Options purchased	(37,598)
Options Written	396
(38,244)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,274,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,188,666

(a)	The Measured Risk Strategy Fund commenced operations on December 28, 2016.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2017
(Unaudited) (a)
FROM OPERATIONS:
Net investment loss	$(85,525)
Net realized gain from investments and options written	2,312,435
Net change in unrealized depreciation of investments and options written	(38,244)
Net increase in net assets resulting from operations	2,188,666

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold
Class A	11,747,552
Class I	7,010,515
Redemption fee proceeds
Class A	128
Class I	189
Payments for shares redeemed
Class A	(5,972,427)
Class I	(603,862)
Net increase in net assets resulting from shares of beneficial interest	12,182,095

TOTAL INCREASE IN NET ASSETS	14,370,761

NET ASSETS
Beginning of Period	—
End of Period*	$14,370,761
* Includes accumulated net investment loss of:	$(85,525)

SHARE ACTIVITY
Class A:
Shares Sold	1,136,175
Shares Redeemed	(571,006)
Net increase in shares of beneficial interest outstanding	565,169

Class I:
Shares Sold	646,309
Shares Redeemed	(50,321)
Net increase in shares of beneficial interest outstanding	595,988

(a)	The Measured Risk Strategy Fund commenced operations on December 28, 2016.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
May 31, 2017 (1)
Class A Shares	(Unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss (2)	(0.10)
Net realized and unrealized gain on investments and options written	2.47
Total from investment operations	2.37

Paid-in-Capital From Redemption Fees (3)	0.00

Net asset value, end of period	$12.37

Total return (4,5)	23.70%

Net assets, at end of period (000s)	$6,992

Ratio of gross expenses to average net assets (6,7,8,9)	3.29%
Ratio of net expenses to average net assets (7,8,10)	2.33%
Ratio of net investment loss to average net assets (7,9,10)	(1.99)%

Portfolio Turnover Rate (5)	0%

(1)	The Measured Risk Strategy Fund commenced operations on December 28, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Excluding interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	3.21%
After fees waived	2.25%
Net Investment Income	(1.91)%

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
May 31, 2017 (1)
Class I Shares	(Unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss (2)	(0.08)
Net realized and unrealized gain on investments and options written	2.46
Total from investment operations	2.38

Paid-in-Capital From Redemption Fees (3)	0.00

Net asset value, end of period	$12.38

Total return (4,5)	23.80%

Net assets, at end of period (000s)	$7,379

Ratio of gross expenses to average net assets (6,7,8,9)	2.92%
Ratio of net expenses to average net assets (7,8,10)	2.08%
Ratio of net investment loss to average net assets (7,9,10)	(1.60)%

Portfolio Turnover Rate (5)	0%

(1)	The Measured Risk Strategy Fund commenced operations on December 28, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Excluding interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.84%
After fees waived	2.00%
Net Investment Income	(1.68)%

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2017

1.	ORGANIZATION

The Measured Risk Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from capital appreciation and income. The Fund commenced operations on December 28, 2016.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$9,972,272	$—	$9,972,272
Call Options Purchased	—	799,170	—	799,170
Put Options Purchased	—	54,335	—	54,335
Short-Term Investments	2,150,796	—	—	2,150,796
Total	$2,150,796	$10,825,777	$—	$12,976,573
Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$7,500	$—	$7,500

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2017.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management will analyze the Fund’s tax positions expected to be taken in the Fund’s November 30, 2017 tax return and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2017, the costs of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $6,608,900 and $10,924,378, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Measured Risk Portfolios, Inc. serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser, with respect to the Measured Risk Strategy Fund, has entered into a Sub-Advisory agreement with Black Peak Capital LLC (the “Sub-Adviser”), and the Adviser compensates the Sub-Adviser out of the investment advisory fee it receives from the Fund. For the period ended May 31, 2017, the Fund incurred $57,391 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2017, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% or 2.00% the Fund’s average daily net assets attributable to Class A and Class I shares, respectively. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed. During the period ended May 31, 2017, the Adviser waived fees in the amount of $41,705.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the period ended May 31, 2017, the fund incurred $6,434 in distribution fees for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS. For the period ended May 31, 2017, the Distributor received $1,229 in underwriting commissions for sales of Class A shares.

Northern Lights Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of May 31, 2017.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Investment Securities at Value	$853,505
Equity Contract/Equity Price Risk	Options Written	(7,500)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended May 31, 2017.

		Change in Unrealized
	Realized Gain (Loss)	Appreciation (Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity Contract/Equity Price Risk	$2,058,649	$(37,598)

		Change in Unrealized
	Realized Gain (Loss)	Appreciation (Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$106,499	$396

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

The notional value of the derivative instruments outstanding as of May 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Transactions in option contracts written for the Fund during the period ended May 31, 2017 were as follows:

	Call Options
	Number of Options **	Option Premiums
Outstanding at Beginning of Period	—	$—
Options Written	7,053	1,034,489
Options Closed	(6,524)	(943,607)
Options Exercised	(28)	(3,635)
Options Expired	(451)	(79,351)
Outstanding at End of Period	50	7,896

During the period ended May 31, 2017, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at May 31, 2017 for the Fund.

Assets
				Net Amounts of	Financial	Cash		Net
		Gross Amounts of	Gross Amounts of	Assets Presented in the	Instruments	Collateral		Amount
Description		Recognized Assets	Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets
Investment Securities at Value	(1)	$853,505	$—	$853,505	$—	$853,505	(2)	$—

Liabilities
				Net Amounts of	Financial	Cash		Net
		Gross Amounts of	Gross Amounts of	Assets Presented in the	Instruments	Collateral		Amount
Description		Recognized Assets	Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets
Options Written	(1)	$—	$7,500	$7,500	$—	$7,500	(2)	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2017, TD Ameritrade, Inc. held approximately 99.76% of the voting securities of the Fund’s Class I shares.

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

MEASURED RISK STRATEGY FUND
EXPENSE EXAMPLE (Unaudited)
May 31, 2017

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Annualized	Expenses Paid
	Account Value	Value	Expense	During Period
Actual*	12/28/16	5/31/17	Ratio	12/28/16-5/31/17
Measured Risk Strategy Fund
Class A	$1,000.00	$1,237.00	2.25%	$10.62
Class I	$1,000.00	$1,238.00	2.00%	$9.44

		Ending
	Beginning	Account	Annualized	Expenses Paid
Hypothetical**	Account Value	Value	Expense	During Period
(5% return before expenses)	12/1/16	5/31/17	Ratio	12/1/16-5/31/17
Measured Risk Strategy Fund
Class A	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,014.96	2.00%	$10.05

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period from inception through May 31, 2017 (154), divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2017 (182), divided by the number of days in the fiscal year (365).

MEASURED RISK STRATEGY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

Approval of the Investment Advisor Agreement – Measured Risk Portfolios, Inc

In connection with a meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on October 7, 2015, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Measured Risk Portfolio, Inc. (the “Adviser”) and the Trust, with respect to Measured Risk Strategy Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser has approximately $131 million in assets under management and has been in operation since 2007. The Board further noted that the Adviser services approximately 650 retail clients and has been employing an investment strategy substantially similar to that proposed for the Fund for its separately managed accounts over the past 8 years. The Board discussed that the Adviser utilizes specific software and internally compiled data to make determinations regarding when to buy and sell options and that the Adviser’s investment committee meets frequently to discuss reallocation of portfolio assets. The Board reviewed the Adviser’s practices for monitoring compliance as set forth in the investment adviser questionnaire responses. The Board noted that the Adviser will review portfolio holdings on a daily basis to assure compliance with the Fund’s investment strategy and objective. The Board further noted that the Adviser has had no material compliance issues or material litigation related in the past 36 months. The Trust CCO attested to the adequacy of the Adviser’s compliance program. After further discussion, the Board concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board discussed performance information provided by the Adviser. The Board reviewed the performance of the strategy through the returns of a single representative account over the last one year, three year, five year and since inception periods, as compared to the Adviser selected Morningstar category. The Board noted that the performance of the account had exceeded that of the Morningstar category for the 3 year, 5 year and April 2007 since inception periods. The Board was impressed by the accounts’ performance for the past 3 years and 5 years of 10.63% and 7.96%, respectively. The Board also acknowledged that a representative of the Adviser’s represented that the strategy significantly mitigates losses during large market down turns such as that which occurred in 2008. The Board determined that the accounts’ performance has been generally strong and is a favorable indication of the Adviser’s potential to generate positive returns for shareholders under the Fund’s strategy.

Fees and Expenses. The Board noted that the Adviser proposed to charge the Fund a management fee of 1.25% of net daily assets. It further noted that the fee is nominally higher than the average management fee for the Fund’s Morningstar category of 1.21%, and higher than the peer

MEASURED RISK STRATEGY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

group average of 1.00%. It considered that the advisory fee is within the range of fees charged by peer group and Morningstar category funds. The Board reviewed the fees charged by the Adviser to its separately managed account clients noting that the advisory fee is lower than the 1.38% average fee charged by the Adviser to its SMA clients and well below the high fee of 2.00% charged to such clients. After further discussion, the Board concluded that the advisory fee is reasonable.

Profitability. The Board reviewed a profitability analysis provided by the Adviser noting that the Adviser anticipates realizing a net loss in connection with its relationship with the Fund for the first 12 months of operations, but expects to realize a profit in the second year of operations. They noted the level of profit, although not insignificant in terms of percentage of revenue, was reasonable in terms of actual dollars. They considered the extent of loss expected during the initial year of the Advisory Agreement and noted that despite the profit expected in year two, the amount of loss in year one outpaced the anticipated profit in year two. The Board concluded, after further discussion of the profitability analysis provided, that excessive profitability from the Adviser’s relationship with the Fund was not an issue at this time.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale during the initial period of the Advisory Agreement. The Board noted judging whether economies of scale will be reached is challenging because the Fund has not yet launched and the Fund’s ability to raise assets is untested. The Board also acknowledged the Adviser’s willingness to incorporate breakpoints into the advisory fee schedule as the Fund’s assets grow. The Board further acknowledged that allowing the Adviser an opportunity to gain data from fund operations and better determine an appropriate asset level at which to provide breakpoints is reasonable, and balances shareholders’ direct pecuniary interest with shareholders’ interest in having an adviser compensated at a level necessary to provide quality services.

Conclusion. Having requested and received such information from Measured Risk Portfolio, Inc. as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Fund and its future shareholders.

Approval of the Investment Sub- Advisor Agreement – Measured Risk Portfolios, Inc and Sub-Advisory Agreement with Black Peak Capital, LLC

In connection with a meeting of the Board, held on October 20, 2016, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Black Peak Capital, LLC (the “Sub-Adviser”) and the Adviser, with respect to the Fund. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the

MEASURED RISK STRATEGY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted the Sub-Adviser is newly formed, but the two principals have strong backgrounds in financial services and algorithm generation and strong work and educational histories. The Board acknowledged the experience of the two principals have aided in the development of a robust highly specialized strategy with sufficient resources and has the potential to greatly benefit shareholders. The Board reviewed the Sub-Adviser’s compliance program noting positively its commitment to compliance as well as its responsiveness and willingness to work with the Trust’s CCO to further enhance its culture of compliance. The Board concluded that the Sub-Adviser has the potential to provide services in line with the Board’s expectations.

Performance. The Board discussed the performance of a back tested model prepared by the Sub-Adviser noting it outperformed the benchmark for the one year period, three year period, five year and since inception periods. The Board acknowledged that the performance provided for review was that of a model and not an actual account performance but viewed the data as favorable. The Trustees determined that the performance information was generally reasonable and is a likely indication of BPC’s potential to generate positive results for shareholders.

Fees and Expenses. The Board discussed the allocation of responsibility between the Adviser and Sub-Adviser acknowledging the Sub-Adviser would be paid 0.50% of the net advisory fee with a maximum fee of 0.625% after waiver. The Board noted that the Adviser would retain all trading authority and have a majority voice on the Fund’s investment committee. The Board determined that the allocation of fees was appropriate and that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by the Sub-Adviser and considered whether the Sub-Adviser anticipated realizing a reasonable level of profit in connection with its relationship with the Fund. It noted that the Sub-Adviser expects to realize a modest profit in connection with its relationship with the Fund during the first two years of operations and agreed that the anticipated profits are not unreasonable. The Board concluded, after further discussion of the profitability analysis provided, that excessive profitability was not an issue at this time.

Economies of Scale. The Board noted that economies of scale have not yet been reached as the Fund has not yet commenced operations. The Board noted that consideration of economies of scale will be revisited as Fund assets grow.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Sub-Advisory Agreement is in the best interests of the Fund and its future shareholders

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3407 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3407.

ADVISER
Measured Risk Portfolios, Inc.
5405 Morehouse Drive, Suite 230
San Diego, California 92121

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/8/17